Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Mutual Funds
Entity Central Index Key	0000895430
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000034078
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class A
Trading Symbol	INGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg Global Aggregate Index
2015	$9,750	$10,000	$10,000
2016	$10,308	$10,572	$10,559
2017	$10,861	$11,140	$10,684
2018	$10,718	$10,993	$10,465
2019	$11,605	$11,903	$11,463
2020	$12,172	$12,484	$12,108
2021	$12,151	$12,462	$11,958
2022	$9,451	$9,693	$9,472
2023	$9,594	$9,839	$9,635
2024	$10,682	$10,956	$10,554
2025	$11,310	$11,600	$11,155

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.17%	-1.95%	1.24%
Class A - Excluding Sales Charge	5.88%	-1.46%	1.50%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

AssetsNet	$ 135,441,495
Holdings Count | Holding	946
Advisory Fees Paid, Amount	$ 536,347
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$135,441,495 # of Portfolio Holdings946 Portfolio Turnover Rate128% Investment Advisory Fees Paid$536,347
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000034080
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class C
Trading Symbol	IGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$169	1.65%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg Global Aggregate Index
2015	$10,000	$10,000	$10,000
2016	$10,496	$10,496	$10,559
2017	$10,971	$10,971	$10,684
2018	$10,753	$10,753	$10,465
2019	$11,559	$11,559	$11,463
2020	$12,021	$12,021	$12,108
2021	$11,919	$11,919	$11,958
2022	$9,210	$9,210	$9,472
2023	$9,272	$9,272	$9,635
2024	$10,324	$10,324	$10,554
2025	$10,931	$10,931	$11,155

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.09%	-2.17%	0.89%
Class C - Excluding Sales Charge	5.09%	-2.17%	0.89%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

AssetsNet	$ 135,441,495
Holdings Count | Holding	946
Advisory Fees Paid, Amount	$ 536,347
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$135,441,495 # of Portfolio Holdings946 Portfolio Turnover Rate128% Investment Advisory Fees Paid$536,347
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000034081
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class I
Trading Symbol	IGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Index
2015	$250,000	$250,000
2016	$265,146	$263,975
2017	$279,971	$267,090
2018	$277,018	$261,615
2019	$300,757	$286,573
2020	$316,238	$302,707
2021	$316,395	$298,953
2022	$246,983	$236,801
2023	$251,145	$240,871
2024	$280,498	$263,861
2025	$297,730	$278,865

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.14%	-1.20%	1.76%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

AssetsNet	$ 135,441,495
Holdings Count | Holding	946
Advisory Fees Paid, Amount	$ 536,347
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$135,441,495 # of Portfolio Holdings946 Portfolio Turnover Rate128% Investment Advisory Fees Paid$536,347
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000105408
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R
Trading Symbol	IGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,549	$10,559
2017	$11,074	$10,684
2018	$10,911	$10,465
2019	$11,785	$11,463
2020	$12,328	$12,108
2021	$12,273	$11,958
2022	$9,526	$9,472
2023	$9,638	$9,635
2024	$10,706	$10,554
2025	$11,306	$11,155

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	5.61%	-1.72%	1.24%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

AssetsNet	$ 135,441,495
Holdings Count | Holding	946
Advisory Fees Paid, Amount	$ 536,347
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$135,441,495 # of Portfolio Holdings946 Portfolio Turnover Rate128% Investment Advisory Fees Paid$536,347
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000122013
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R6
Trading Symbol	IGBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Index
2015	$1,000,000	$1,000,000
2016	$1,060,596	$1,055,900
2017	$1,119,031	$1,068,360
2018	$1,107,644	$1,046,458
2019	$1,202,656	$1,146,290
2020	$1,264,797	$1,210,827
2021	$1,265,861	$1,195,812
2022	$988,092	$947,203
2023	$1,005,100	$963,482
2024	$1,122,706	$1,055,446
2025	$1,191,987	$1,115,459

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	6.17%	-1.18%	1.77%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

AssetsNet	$ 135,441,495
Holdings Count | Holding	946
Advisory Fees Paid, Amount	$ 536,347
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$135,441,495 # of Portfolio Holdings946 Portfolio Turnover Rate128% Investment Advisory Fees Paid$536,347
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000079030
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class W
Trading Symbol	IGBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Line Graph [Table Text Block]
	Class W	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,602	$10,559
2017	$11,197	$10,684
2018	$11,075	$10,465
2019	$12,030	$11,463
2020	$12,648	$12,108
2021	$12,672	$11,958
2022	$9,879	$9,472
2023	$10,055	$9,635
2024	$11,223	$10,554
2025	$11,914	$11,155

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	6.16%	-1.19%	1.77%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

AssetsNet	$ 135,441,495
Holdings Count | Holding	946
Advisory Fees Paid, Amount	$ 536,347
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$135,441,495 # of Portfolio Holdings946 Portfolio Turnover Rate128% Investment Advisory Fees Paid$536,347
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000023406
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class A
Trading Symbol	NAWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	6.23%	10.96%	7.37%
Class A - Excluding Sales Charge	12.72%	12.28%	8.01%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%

AssetsNet	$ 263,185,520
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,014,238
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,185,520 # of Portfolio Holdings229 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,014,238
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Material Fund Change [Text Block]
C000023408
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class C
Trading Symbol	NAWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$169	1.60%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	10.84%	11.44%	7.36%
Class C - Excluding Sales Charge	11.84%	11.44%	7.36%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%

AssetsNet	$ 263,185,520
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,014,238
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,185,520 # of Portfolio Holdings229 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,014,238
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Material Fund Change [Text Block]
C000023409
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class I
Trading Symbol	NAWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.97%	12.56%	8.27%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%

AssetsNet	$ 263,185,520
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,014,238
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,185,520 # of Portfolio Holdings229 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,014,238
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Material Fund Change [Text Block]
C000218334
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class R6
Trading Symbol	VGHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/28/2020)
Class R6	13.01%	12.60%	10.38%
MSCI All Country World Index℠	22.64%	14.61%	14.47%
MSCI World Value Index℠	13.89%	14.44%	11.53%

AssetsNet	$ 263,185,520
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,014,238
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,185,520 # of Portfolio Holdings229 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,014,238
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Material Fund Change [Text Block]
C000079029
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class W
Trading Symbol	IGVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	13.00%	12.56%	8.27%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%

AssetsNet	$ 263,185,520
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,014,238
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,185,520 # of Portfolio Holdings229 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,014,238
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Material Fund Change [Text Block]
C000107874
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	IEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$172	1.47%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	26.61%	5.26%	6.64%
Class A - Excluding Sales Charge	34.37%	6.51%	7.27%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

AssetsNet	$ 229,794,882
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,879,351
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$229,794,882 # of Portfolio Holdings353 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,879,351
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

C000107875
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	IEMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$259	2.22%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	32.41%	5.73%	6.64%
Class C - Excluding Sales Charge	33.41%	5.73%	6.64%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

AssetsNet	$ 229,794,882
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,879,351
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$229,794,882 # of Portfolio Holdings353 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,879,351
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

C000105125
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	IEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$131	1.12%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	34.71%	6.89%	7.65%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

AssetsNet	$ 229,794,882
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,879,351
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$229,794,882 # of Portfolio Holdings353 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,879,351
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

C000107876
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	IEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$201	1.72%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	34.12%	6.28%	7.00%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

AssetsNet	$ 229,794,882
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,879,351
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$229,794,882 # of Portfolio Holdings353 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,879,351
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

C000107877
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class W
Trading Symbol	IEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$143	1.22%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	34.70%	6.81%	7.55%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

AssetsNet	$ 229,794,882
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,879,351
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$229,794,882 # of Portfolio Holdings353 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,879,351
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

C000094856
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Equity Fund
Class Name	Class I
Trading Symbol	IIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI EAFE® Index.

Top contributors to performance: Currency & stock selection were the main contributors. At country level, Denmark, Australia, & France were the key contributors, with Novo Nordisk, SK hynix Inc., & Taiwan Semiconductor Manufacturing Co. Ltd. among the top individual contributors. At the sector level, health care, information technology & communication services were the top contributors.

Top detractors to performance: Country and style were the main detractors. On a country-level, Japan, Netherlands, and UK were top detractors. On a sector-level basis, financials & industrials were among the weakest areas of relative performance. Top individual detractors included SoftBank Group Corp., Wolters Kluwer N.V. & Rolls-Royce Holdings PLC.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.19%	8.40%	6.04%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI EAFE® Index	23.03%	12.33%	7.48%

AssetsNet	$ 568,344,032
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 4,343,280
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$568,344,032 # of Portfolio Holdings529 Portfolio Turnover Rate96% Investment Advisory Fees Paid$4,343,280
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	26.2%
Sweden	3.4%
Switzerland	4.0%
Canada	4.5%
Netherlands	4.8%
Taiwan	4.9%
China	6.5%
Germany	7.3%
United States	7.4%
France	7.5%
United Kingdom	10.9%
Japan	11.3%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Tencent Holdings Ltd.	1.8%
ASML Holding NV	1.6%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
SAP SE	1.2%
HDFC Bank Ltd.	1.2%
GSK PLC	1.1%
London Stock Exchange Group PLC	1.0%
Novo Nordisk A/S - Class B	1.0%
AIA Group Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Principal Investment Strategies & Principal Risks. Also, effective February 28, 2025, Acadian was added as additional sub-adviser, and Polaris Capital Management, LLC was removed as sub-adviser.

C000023423
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class A
Trading Symbol	NTKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$174	1.52%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	21.94%	10.90%	7.80%
Class A - Excluding Sales Charge	29.38%	12.22%	8.44%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%

AssetsNet	$ 434,527,257
Holdings Count | Holding	1,366
Advisory Fees Paid, Amount	$ 3,265,801
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,527,257 # of Portfolio Holdings1,366 Portfolio Turnover Rate77% Investment Advisory Fees Paid$3,265,801
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000023425
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class C
Trading Symbol	NARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$259	2.27%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	27.43%	11.39%	7.83%
Class C - Excluding Sales Charge	28.43%	11.39%	7.83%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%

AssetsNet	$ 434,527,257
Holdings Count | Holding	1,366
Advisory Fees Paid, Amount	$ 3,265,801
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,527,257 # of Portfolio Holdings1,366 Portfolio Turnover Rate77% Investment Advisory Fees Paid$3,265,801
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000023426
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class I
Trading Symbol	NAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$138	1.20%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	29.81%	12.59%	8.83%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%

AssetsNet	$ 434,527,257
Holdings Count | Holding	1,366
Advisory Fees Paid, Amount	$ 3,265,801
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,527,257 # of Portfolio Holdings1,366 Portfolio Turnover Rate77% Investment Advisory Fees Paid$3,265,801
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000241253
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class R6
Trading Symbol	VVJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/28/2023)
Class R6	29.82%	17.05%
MSCI All Country World Ex-U.S. Index℠	24.93%	16.53%
S&P Developed ex-U.S. SmallCap Index	25.35%	13.31%
MSCI EAFE® Small Cap Index	24.50%	13.31%

AssetsNet	$ 434,527,257
Holdings Count | Holding	1,366
Advisory Fees Paid, Amount	$ 3,265,801
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,527,257 # of Portfolio Holdings1,366 Portfolio Turnover Rate77% Investment Advisory Fees Paid$3,265,801
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000059862
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class W
Trading Symbol	ISCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$146	1.27%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	29.73%	12.50%	8.74%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%

AssetsNet	$ 434,527,257
Holdings Count | Holding	1,366
Advisory Fees Paid, Amount	$ 3,265,801
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,527,257 # of Portfolio Holdings1,366 Portfolio Turnover Rate77% Investment Advisory Fees Paid$3,265,801
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

C000240818
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EME Fund
Class Name	Portfolio
Trading Symbol	VVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top performance contributors: On a country-level, South Korea, Saudi Arabia & Taiwan were the top contributors. On a sector-level basis, industrials, information technology & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Bottom performance detractors: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights in China & South Africa, as well as overweight to United Kingdom. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd., CP ALL Public Company Ltd. & Tata Consultancy Services Ltd. drove underperformance on an individual name basis.

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (6/7/2023)
VACS Series EME Fund	35.60%	20.41%
MSCI All Country World Ex-U.S. Index℠	24.93%	16.79%
MSCI Emerging Markets Index℠	27.91%	18.55%

AssetsNet	$ 320,714,934
Holdings Count | Holding	338
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$320,714,934 # of Portfolio Holdings338 Portfolio Turnover Rate49% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.7%
Countries-Other	11.1%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.5%
Mexico	4.8%
Brazil	7.2%
India	11.4%
Taiwan	12.5%
China	16.5%
South Korea	22.6%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
SK Hynix, Inc.	6.6%
SK Square Co. Ltd.	5.0%
iShares MSCI China ETF	3.7%
Tencent Holdings Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
Samsung Electronics Co. Ltd.	3.4%
HDFC Bank Ltd.	2.5%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Principal Investment Strategies & Principal Risks. On July 25, 2025, the Fund filed a new registration statement to register shares under the Securities Act of 1933. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.